Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes:
Current taxes:	€ 5,370	€ 4,021	€ 2,999
Net deferred taxes:
Net deferred taxes:	600	(554)	(1,063)
Income Tax Expense	5,970	3,467	1,936
Italian subsidiaries [Member] | In Italy [Member]
Current taxes:
Current taxes:	301	712	195
Net deferred taxes:
Net deferred taxes:	130	(464)	(243)
Subsidiaries Of The Exploration And Production Segment [Member] | Subsidiaries outside Italy [Member]
Current taxes:
Current taxes:	4,906	3,167	2,671
Net deferred taxes:
Net deferred taxes:	497	(162)	(813)
Other Subsidiaries [Member] | Subsidiaries outside Italy [Member]
Current taxes:
Current taxes:	163	142	133
Net deferred taxes:
Net deferred taxes:	€ (27)	€ 72	€ (7)